ORDINARY SHARES	12 Months Ended
Dec. 31, 2025
ORDINARY SHARES
ORDINARY SHARES

18.ORDINARY SHARES

The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to twenty votes per share and is convertible into one Class A ordinary share at any time by the holder thereof. Upon any transfer of Class B ordinary shares by the holder thereof to any person or entity that is not an affiliate of such holder, such Class B ordinary shares would be automatically converted into an equal number of Class A ordinary shares.

As of December 31, 2023, there were 229,831,213 and 72,978,677 Class A and Class B ordinary shares issued, 144,857,131 and 72,978,677 Class A and Class B ordinary shares outstanding respectively.

On January 19, 2024, 2,322,796 Class A ordinary shares were cancelled. On January 22, 2024, 5,453,090 Class A ordinary shares were cancelled.

On June 27, 2025, the Company closed the transaction to purchase mining machines that produces an aggregate hash rate of 18 Exahash by issuance of 146,670,925 ordinary shares to the sellers.

On July 23, 2025, the secondary sale of 10 million Class B ordinary shares by the co-founders, Mr. Xiaojun Zhang and Mr. Jiayuan Lin, to Enduring Wealth Capital Limited for a total consideration of US$70 million was executed. In connection with the transaction, the Company repurchased the Class A ordinary shares resulting from the automatic conversion of the Class B ordinary shares sold and issued an equivalent number of Class B ordinary shares. In addition, all Class B ordinary shares of the Company held by each co-founder, other than the shares sold in the transaction, were converted into Class A ordinary shares on a one-for-one basis.

18.ORDINARY SHARES - CONTINUED

On October 15, 2025, the Board of Directors approved the termination of the Company’s American depositary receipts (“ADR”) program. The ADR program and the related Deposit Agreement were terminated after market closed on November 14, 2025, when the Company’s American depositary shares (“ADSs”) were mandatorily cancelled and the Class A ordinary shares underlying the ADSs were distributed to holders of the ADSs. Each holder of one ADS received two Class A ordinary shares of the Company. The Company’s Class A ordinary shares were listed and commenced trading on the New York Stock Exchange (“NYSE”) under the Company’s existing symbol “CANG” on November 17, 2025, immediately after termination of the ADR program.

As of December 31, 2025, there were 431,704,929 and 10,000,000 Class A and Class B ordinary shares issued, respectively, 345,333,888 and 10,000,000 Class A and Class B ordinary shares outstanding respectively.